April 16, 2012

CHASE GROWTH FUND
CHASE MID-CAP GROWTH FUND
Class N
Institutional Class

Each a series of Advisors Series Trust
(together, the “Funds”)

Supplement to
Prospectus and Statement of Additional Information (“SAI”),
each dated January 28, 2012

Effective immediately, Mr. Peter C. Wood no longer serves as a portfolio manager to the Funds.  Please disregard all references to Mr. Wood in the Prospectus and SAI.

Also effective immediately, Mr. Edward S. Painvin serves as a portfolio manager to the Funds.  Accordingly, the “Portfolio Managers” sections on pages 5 and 10 of the Funds’ Prospectus are hereby deleted and replaced with the following:

Chase Growth Fund

Portfolio Managers.  The Growth Fund is managed by the following investment professionals at Chase Investment Counsel Corporation: Edward S. Painvin, CFA, CMT, Brian J. Lazorishak, CFA, CIC, CIPM, CMT, Peter W. Tuz, CFA, and Robert C. Klintworth, CMT.  Mr. Lazorishak and Mr. Tuz have worked on the Fund since its inception in 1997.  Mr. Klintworth has worked on the Fund since 2004.  Mr. Painvin has worked on the Fund since April 2012.  Mr. Painvin serves as the primary portfolio manager with sector/stock specific inputs from Mr. Tuz and technical/quantitative inputs from Mr. Lazorishak and Mr. Klintworth.  Derwood S. Chase, Jr., CIC, supports the team as mentor and strategist.

Portfolio Manager	Years of Service With the Fund	Title
Edward S. Painvin, CFA, CMT	0	Senior Vice President, Chief Investment Officer
Robert C. Klintworth, CMT	7	Vice President, Assistant Portfolio Manager and Quantitative Analyst
Brian J. Lazorishak, CFA, CIC, CIPM, CMT	14	Senior Vice President, Senior Quantitative Analyst and Portfolio Manager
Peter W. Tuz, CFA	14	President and Director, Senior Security Analyst

Chase Mid-Cap Growth Fund

Portfolio Managers.  The Mid-Cap Fund is managed by the following investment professionals at Chase Investment Counsel Corporation: Brian J. Lazorishak, CFA, CIC, CIPM, CMT, Peter W. Tuz, CFA, Robert C. Klintworth, CMT, and Edward S. Painvin, CFA, CMT.  Mr. Lazorishak and Mr. Tuz have worked on the Fund since 2002.  Mr. Klintworth has worked on the Fund since 2004.  Mr. Painvin has worked on the Fund since April 2012.  Mr. Lazorishak and Mr. Klintworth serve as co-portfolio managers with sector/stock specific inputs from Mr. Tuz and Mr. Painvin.  Derwood S. Chase, Jr., CIC, supports the team as mentor and strategist.

Portfolio Manager	Years of Service With the Fund	Title
Brian J. Lazorishak, CFA, CIC, CIPM, CMT	9	Senior Vice President, Senior Quantitative Analyst and Portfolio Manager
Robert C. Klintworth, CMT	7	Vice President, Assistant Portfolio Manager and Quantitative Analyst
Edward S. Painvin, CFA, CMT	0	Senior Vice President, Chief Investment Officer
Peter W. Tuz, CFA	9	President and Director, Senior Security Analyst

Additionally, the first paragraph of the section titled “Portfolio Managers” beginning on page 14 of the Prospectus is hereby deleted and replaced with the following:

The Funds are managed by the following investment professionals at Chase Investment Counsel Corporation:  Edward S. Painvin, CFA, CMT, Brian J. Lazorishak, CFA, CIC, CIPM, CMT, Peter W. Tuz, CFA, and Robert C. Klintworth, CMT.  Mr. Lazorishak and Mr. Tuz have been with the Advisor since 1997.  Mr. Klintworth has been with the Advisor since 2004.  Mr. Painvin has been with the Advisor since April 2012.  Prior to joining the Advisor, Mr. Painvin spent nine years at Allianz Global Investors - RCM where he was a Director and Senior Portfolio Manager.  Mr. Painvin, Mr. Lazorishak and Mr. Klintworth concentrate on quantitative and technical analysis.  Mr. Painvin makes the final decision on the purchase and sale of securities for the Growth Fund and Mr. Lazorishak and Mr. Klintworth make the final decisions for the Mid-Cap Fund.  Mr. Tuz concentrates on fundamental analysis of securities for both Funds.  Derwood S. Chase, Jr., CIC, Chairman and CEO, founded the Advisor in 1957 and has been an active investment professional for over 50 years.  Mr. Chase currently supports the team as mentor and strategist.

Additionally, the section titled “Portfolio Managers” beginning on page 26 of the SAI is hereby deleted and replaced with the following:

The Funds are managed by the following investment professionals at Chase Investment Counsel Corporation: Edward S. Painvin, CFA, CMT, Brian J. Lazorishak, CFA, CIC, CIPM, CMT, Peter W. Tuz, CFA, and Robert C. Klintworth, CMT.  Mr. Lazorishak and Mr. Tuz have been with the Advisor since 1997.  Mr. Klintworth has been with the Advisor since 2004.  Mr. Painvin has been with the advisor since April 2012.  Mr. Painvin, Mr. Lazorishak and Mr. Klintworth concentrate on quantitative and technical analysis.  Mr. Painvin makes the final decisions on the purchase and sale of securities for the Growth Fund and Mr. Lazorishak and Mr. Klintworth make the final decisions for the Mid-Cap Fund.  Mr. Tuz concentrates on fundamental analysis of securities for both Funds.  Derwood S. Chase, Jr., CIC, Chairman and CEO, founded the Advisor in 1957 and has been an active investment professional for over 50 years.  Mr. Chase currently supports the team as mentor and strategist.  The following table shows the number of other accounts managed by Mr. Painvin, Mr. Lazorishak, Mr. Klintworth, and Mr. Tuz and the total assets in the accounts managed within various categories as of March 28, 2012.

	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets in Accounts	Number of Accounts	Total Assets in Accounts	Number of Accounts	Total Assets in Accounts

Edward S. Painvin	0	$0	0	$0	37	$509 million
Brian J. Lazorishak	0	$0	0	$0	37	$509 million
Robert C. Klintworth	0	$0	0	$0	37	$509 million
Peter W. Tuz	0	$0	0	$0	37	$509 million

The portfolio managers do not manage any accounts that pay performance-based management fees.

Material Conflict of Interest.  The portfolio managers who have day-to-day management responsibilities with respect to other accounts may be presented with potential or actual conflicts of interest.

The management of other accounts may result in a portfolio manager devoting unequal time and attention to the management of the Funds and/or other accounts.  In approving the Advisory Agreement, the Board of Trustees was satisfied that the portfolio managers would be able to devote sufficient attention to the management of the Funds, and that the Advisor seeks to manage such competing interests for the time and attention of the portfolio managers.

With respect to securities transactions for the Funds, the Advisor determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction.  Whenever possible, the Advisor will combine orders for the purchase and sale of securities on behalf of the Funds and other accounts for which it has full trading discretion.  The Advisor can generally improve the price, transaction costs, and other aspects of trade execution when orders in the same security are aggregated for multiple clients.  The Advisor will ensure fair and equitable treatment of each of its clients when aggregating and allocating client trades.

The Advisor has offered separately managed large and mid-cap growth accounts for institutions such as pension funds, foundations, Taft-Hartley organizations, endowments and individuals for more than ten years.  Because the Funds are managed using the same strategy and philosophy as the separately managed accounts with similar objectives, there are no conflicts between the management of the Funds and the separate accounts.  In addition, Chase’s brokerage and trading policies ensure that no material conflicts arise between transactions involving the Funds and those involving separately managed accounts.

Compensation.  The portfolio managers receive a fixed base salary and are entitled to participate in company-sponsored pension and 401(k) plans commensurate with the other employees of the firm.  The firm matches a portion of the employees’ contributions to the 401(k) plan.  No portion of the fixed base salary of the portfolio managers is tied to the management or the performance of the Funds or to the performance of the Advisor’s separately managed accounts.  Messrs. Klintworth, Lazorishak, Painvin, and Tuz are equity owners of the Advisor and as such do not receive a salary bonus.  As the firm is a subchapter S corporation, all net earnings are distributed to the portfolio managers and the firm’s other equity owners.

Securities Owned in the Funds by Portfolio Managers.  As of September 30, 2011 (except for Mr. Painvin whose information is provided as of March 28, 2012), the portfolio managers owned the following securities in the Funds:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Growth Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)	Dollar Range of Equity Securities in the Mid-Cap Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)
Edward S. Painvin	None	None
Robert C. Klintworth	None	None
Brian J. Lazorishak	$10,001 - $50,000	$50,001 - $100,000
Peter W. Tuz	$100,001 - $500,000	$100,001 - $500,000

Please retain this Supplement with your
Prospectus and SAI.